Investments - Schedule of Available-for-sale Debt Securities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Debt Securities, Available-for-Sale [Abstract]
Cost	¥ 8,459	¥ 25,120
Unrealized gains, including foreign exchange adjustment		21,662
Unrealized loss, including foreign exchange adjustment	(704)
Fair Value	¥ 7,755	¥ 46,782